5. Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions

5.	Acquisitions

Acquisition of Phoenix

On November 12, 2020, the Group completed the acquisition of 100% equity interest of Phoenix for total consideration of $9,033 in the form of issued and unissued ordinary shares, valued at $7.87 per share, subject to certain adjustments. The total consideration composed of 1,147,793 ordinary shares: 934,720 number of shares issued to the seller, 98,303 number of holdback shares which will be issued in one year after acquisition date, and 114,770 number of shares for employee incentive plan, which are non-forfeitable shares and will be issued to employees in six months after acquisition date. Phoenix is an electric drivetrain manufacturer for medium-duty commercial vehicles and final stage manufacturer that integrates its drivetrains into these vehicles. This acquisition provided the Group a strong foothold in the U.S. EV sector.

The Group accounted the acquisition using the purchase method of accounting under ASC 805, Business Combinations. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on management’s experiences with similar assets and liabilities. As of November 12, 2020, the allocation of the purchase price is as follows:

Identifiable assets acquired and liabilities assumed
Cash	$364
Account and other receivables	970
Inventories	2,302
Property, plant and equipment	3,065
Identifiable intangible assets	3,043
Prepaid expenses and other assets, current and non-current	656
Accounts payables	(1,557)
Accrued and other liabilities	(2,335)
Deferred tax liabilities	(624)
Other long-term liabilities	(771)
Identifiable assets acquired and liabilities assumed (a)	5,113
Consideration (b)	9,033
Goodwill (b-a)	$3,920

The excess of the purchase price over the tangible assets and identifiable intangible assets acquired reduced by liabilities assumed was initially recorded as goodwill and the goodwill is not deductible for tax purposes.

Neither the results of operations since the acquisition date nor the pro forma results of operations of Phoenix were presented because the effect of the business combination was not significant to the Group’s consolidated results of operations.

Purchase agreements with Thermi Taneo Venture Capital Fund

On September 20, 2017, the Group entered into a Framework Share Purchase Agreement with Thermi Taneo Venture Capital Fund (“Thermi”) to expand the Group’s business in Europe and also to settle the Group’s EPC receivable from Thermi. Pursuant to the Framework Share Purchase Agreement, the Group agreed to purchase 100% equity interest in Heliohrisi S.A. (“Heliohrisi”), Heliostixio S.A. (“Heliostixio”) and Thermi Sun S.A. (“Thermi Sun”) from Thermi.

(1)	Acquisition of Heliohrisi S.A

On March 20, 2019, the Group entered into a Share Purchase Agreement (“Heliohrisi Purchase Agreement”) with Thermi and purchased 100% equity interest of Heliohrisi. Heliohrisi is a Group located in Greece, with a solar photovoltaic project of 1.99 MW peak capacity. The solar photovoltaic facility began commercial operation in July 2012. The output of the plant is contracted under a 27-year PPA which began on the commercial operation date. The acquisition was in accordance with the Group's overall growth strategy.

The cash consideration for acquiring Heliohrisi is $4,013 which have been fully paid as of December 31, 2019. There is no noncash or contingent consideration. The acquisition is accounted as an asset acquisition according to ASU 2017-01 since substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset. The excess of consideration over fair value of the assets acquired of $4,190 was allocated to property, plant and equipment.

(2)	Acquisition of Thermi Sun S.A.

On November 1, 2019, the Group entered into a Share Purchase Agreement (“Thermi Sun Purchase Agreement”) with Thermi and purchased 100% equity interest of Thermi Sun. Thermi Sun is a Group located in Greece, with two solar photovoltaic project of totally 4.4 MW peak capacity. The solar photovoltaic facility began commercial operation in July 2012. The output of the plant is contracted under a 27-year PPA which began on the commercial operation date. The acquisition was in accordance with the Group's overall growth strategy.

The cash consideration for acquiring Thermi Sun is $8,476 which have been fully paid as of December 31, 2019. There is no noncash or contingent consideration. The acquisition is accounted as an asset acquisition according to ASU 2017-01 since substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset. The excess of consideration over the fair value of the assets acquired, $8,432 was allocated to property, plant and equipment.